Investment in Securities	6 Months Ended
Sep. 30, 2026
Investments Schedule [Abstract]
Investment in Securities
8.	Investment in Securities
During the six months ended September 30, 2026, the business of ORIX Bank, a former consolidated subsidiary of the Company, was classified as a discontinued operation. As a result, the amounts of investment in securities are presented based on continuing operations, excluding the discontinued operation, for both the current and prior periods. For further information on the discontinued operations, see Note 26 “Discontinued Operations.”
Investment in securities as of March 31, 2026 and September 30, 2026 consists of the following:

	Millions of yen

	March 31, 2026	September 30, 2026
Equity securities *	¥782,137	¥639,339
Available-for-sale debt securities	2,360,361	2,333,404

Total	¥3,142,498	¥2,972,743

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥137,933 million and ¥146,898 million as of March 31, 2026 and September 30, 2026, respectively. The amount of investment funds that elected the fair value option and were included in equity securities were ¥24,845 million and ¥25,231 million as of March 31, 2026 and September 30, 2026, respectively.

Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note 17 “Income and Expenses Relating to Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of September 30, 2025 and 2026 were gains of ¥64,149 million and gains of ¥100,176 million for the six months ended September 30, 2025 and 2026, respectively, which does not include net unrealized holding gains (losses) on investment funds that elected the fair value option.
Equity securities include non-marketable equity securities and preferred equity securities, etc. elected for the measurement alternative. Upward or downward adjustments resulting from observable price changes are included in gains on investment securities and dividends and life insurance premiums and related investment income. Impairments are included in write-downs of securities.
The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2026 and September 30, 2026, and for the six months ended September 30, 2025 and 2026.

	Millions of yen

	March 31, 2026			Six months ended September 30, 2025

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥112,283	¥(17,028)	¥16,071	¥(858)	¥12,363

	Millions of yen

	September 30, 2026			Six months ended September 30, 2026

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥109,482	¥(16,796)	¥16,537	¥(79)	¥766

Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. Net unrealized holding gains (losses) on trading debt securities held as of September 30, 2025 were gains of ¥5 million for the six months ended September 30, 2025. There were no gains and losses recognized on trading debt securities held as of September 30, 2026.
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2026 and September 30, 2026, these investments were fair valued at
 ¥
24,845
 million and ¥
25,231
 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2026 and September 30, 2026, these investments were fair valued at ¥3,024 million and ¥17,551 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March 31, 2026 and September 30, 2026, these investments were fair valued at ¥11,927 million and ¥9,006 million, respectively.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale debt securities in each major security type as of March 31, 2026 and September 30, 2026 are as follows:
March 31, 2026

	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,645,596	¥0	¥195	¥(677,854)	¥967,937
Japanese prefectural and foreign municipal bond securities	272,050	(798)	6,024	(37,731)	239,545
Corporate debt securities	1,040,288	(64)	24,946	(176,251)	888,919
CMBS and RMBS in the Americas	107,361	(1,927)	555	(557)	105,432
Other asset-backed securities and debt securities	165,272	(716)	5,421	(11,449)	158,528

	¥3,230,567	¥(3,505)	¥37,141	¥(903,842)	¥2,360,361

September 30, 2026
	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,700,202	¥0	¥0	¥(772,616)	¥927,586
Japanese prefectural and foreign municipal bond securities	321,116	(615)	2,930	(51,348)	272,083
Corporate debt securities	1,071,648	(143)	12,513	(216,328)	867,690
CMBS and RMBS in the Americas	108,037	(1,896)	558	(1,014)	105,685
Other asset-backed securities and debt securities	167,874	(700)	4,459	(11,273)	160,360

	¥3,368,877	¥(3,354)	¥20,460	¥(1,052,579)	¥2,333,404

The following table presents roll-forwards of the allowance for credit losses for the six months ended September 30, 2025 and 2026, respectively:

	Millions of yen
	Six months ended September 30, 2025
	Foreign municipal bond securities	Foreign corporate debt securities	Foreign other asset-backed securities and debt securities	Total
Beginning	¥245	¥34	¥391	¥670
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	0	128	128
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(26)	0	(26)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1)	0	0	(1)

Ending	¥244	¥8	¥519	¥771

	Millions of yen
	Six months ended September 30, 2026
	Foreign municipal bond securities	Foreign corporate debt securities	CMBS and RMBS in the Americas	Foreign other asset-backed securities and debt securities	Total
Beginning	¥798	¥64	¥1,927	¥716	¥3,505
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	34	0	0	34
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	45	0	(101)	(56)
Write-offs charged against the allowance	(173)	0	0	0	(173)
Recoveries of amounts previously written off	0	0	0	96	96
Increase (Decrease) from the effects of changes in foreign exchange rates	(10)	0	(31)	(11)	(52)

Ending	¥615	¥143	¥1,896	¥700	¥3,354

The following tables provide information about available-for-sale debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2026 and September 30, 2026, respectively:
March 31, 2026

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥63,108	¥(11,483)	¥897,208	¥(666,371)	¥960,316	¥(677,854)
Japanese prefectural and foreign municipal bond securities	23,916	(1,312)	114,487	(37,217)	138,403	(38,529)
Corporate debt securities	117,908	(4,162)	477,946	(172,153)	595,854	(176,315)
CMBS and RMBS in the Americas	38,338	(300)	10,930	(2,184)	49,268	(2,484)
Other asset-backed securities and debt securities	43,230	(1,492)	33,573	(10,673)	76,803	(12,165)

	¥286,500	¥(18,749)	¥1,534,144	¥(888,598)	¥1,820,644	¥(907,347)

September 30, 2026

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥35,033	¥(7,978)	¥873,877	¥(764,638)	¥908,910	¥(772,616)
Japanese prefectural and foreign municipal bond securities	130,988	(9,450)	94,159	(42,513)	225,147	(51,963)
Corporate debt securities	363,166	(32,276)	334,155	(184,195)	697,321	(216,471)
CMBS and RMBS in the Americas	55,991	(815)	4,789	(2,095)	60,780	(2,910)
Other asset-backed securities and debt securities	38,979	(1,518)	35,512	(10,455)	74,491	(11,973)

	¥624,157	¥(52,037)	¥1,342,492	¥(1,003,896)	¥1,966,649	¥(1,055,933)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2026 and September 30, 2026, respectively:
March 31, 2026

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥63,108	¥(11,483)	¥897,208	¥(666,371)	¥960,316	¥(677,854)
Japanese prefectural and foreign municipal bond securities	23,513	(777)	109,252	(36,954)	132,765	(37,731)
Corporate debt securities	112,096	(4,042)	477,946	(172,153)	590,042	(176,195)
CMBS and RMBS in the Americas	38,338	(300)	10,930	(257)	49,268	(557)
Other asset-backed securities and debt securities	43,203	(1,312)	32,454	(9,969)	75,657	(11,281)

	¥280,258	¥(17,914)	¥1,527,790	¥(885,704)	¥1,808,048	¥(903,618)

September 30, 2026

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥35,033	¥(7,978)	¥873,877	¥(764,638)	¥908,910	¥(772,616)
Japanese prefectural and foreign municipal bond securities	130,865	(8,923)	92,986	(42,425)	223,851	(51,348)
Corporate debt securities	352,131	(31,996)	334,155	(184,195)	686,286	(216,191)
CMBS and RMBS in the Americas	55,991	(815)	4,789	(199)	60,780	(1,014)
Other asset-backed securities and debt securities	37,859	(997)	35,431	(10,221)	73,290	(11,218)

	¥611,879	¥(50,709)	¥1,341,238	¥(1,001,678)	¥1,953,117	¥(1,052,387)

The number of investment securities that were in an unrealized loss position as of March 31, 2026 and September 30, 2026 were 903 and 1,144, respectively. The gross unrealized losses on these debt securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.
As of March 31, 2026 and September 30, 2026, the amount of accrued revenues on available-for-sale
debt securities were ¥14,393 million and ¥16,054 million, respectively, which were included in other assets. The Company and its subsidiaries estimate credit losses and develop an allowance for credit losses for accrued interest receivables. There was no allowance for credit losses for accrued interest receivables as of March 31, 2026 and September 30, 2026.
For
available-for-sale
debt securities, if the fair value is less than the amortized cost, the debt securities are impaired. The Company and its subsidiaries identify per each impaired security whether the decline of fair value is due to credit losses component or non-credit
losses component. Impairment related to credit losses is recognized in earning through an allowance for credit losses. Impairment related to other factors than credit losses is recognized in other comprehensive income (loss), net of applicable income taxes. In estimating an allowance of credit losses, the Company and its subsidiaries consider the existence of credit losses if the present value of estimated cash flows is less than the amortized cost basis. When the Company and its subsidiaries intend to sell the debt securities for which an allowance for credit losses is previously established or it is more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis, the allowance for credit losses is fully written-off
and the amortized cost is reduced to the fair value after recognizing additional impairment in earnings. In addition, the Company and its subsidiaries recognize in earnings the full difference between the amortized cost and the fair value of the debt securities by direct write-down, without any allowance for credit losses, if the debt securities are expected to be sold and the fair value is less than the amortized cost.

Reversals of credit losses related to
available-for-sale
debt securities recognized for the six months ended September 30, 2025 resulted from an increase in the fair value of foreign corporate debt securities for which credit losses had been recorded as of March 31, 2025. Additionally, credit losses were recognized for other overseas available-for-sale
debt securities due to a deterioration of cash flows. During the six months ended September 30, 2026, credit losses were recognized on certain foreign corporate debt securities due to declines in fair value, while reversals of credit losses were recognized on certain other overseas available-for-sale debt securities due to factors including recoveries of amounts previously written off. The evaluation of credit losses with available-for-sale
debt securities is compared to the amortized cost of debt securities with the present value of cash flows estimated based on a number of overall conditions, including estimated fair value of the underlying receivables and the repayment priority of the securities. Because the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, the Company and its subsidiaries recognized the allowance for credit losses.
Unrealized losses on
available-for-sale
debt securities mainly result from changes in market interest rates and foreign exchange rates, and changes in risk premiums. In order to evaluate the recoverability of the available-for-sale
debt securities, the Company and its subsidiaries utilize all available information such as an issuer’s financial condition and business outlook. The fair value of Japanese and foreign government bond securities, Japanese prefectural and foreign municipal bond, and corporate debt securities is mainly estimated based on prices for similar assets. If there are no prices for similar assets available, the fair value of these securities is estimated by using discounted cash flow methodologies and broker quotes. The fair value of CMBS and RMBS in the Americas and other asset-backed securities and debt securities refers to prices from independent pricing service vendors and brokers, such as trading prices and bid prices. If the Company and its subsidiaries cannot rely on such prices, the fair value is calculated by using discounted cash flow methodologies and broker quotes. In discounted cash flow methodologies, future cash flows estimated based on a number of assumptions such as default rate, prepayment rate, and seniority are discounted by discount rate adjusted for credit risk and liquidity risk.
There were no
available-for-sale
debt securities accounted for as purchased credit deterioration financial assets acquired for the six months ended September 30, 2025 and 2026.